Derivative financial instruments	12 Months Ended
Jan. 03, 2021
Disclosure of derivative financial instruments [text block] [Abstract]
Derivative financial instruments
18.	Derivative financial instruments

18.1 Interest rate and exchange rate derivatives

In connection with the secured line of credit for up to Ps. 400,000 contracted with Banamex, and in order to mitigate the risk of future increases in interest rates, the Group entered into a derivatives contract with Banamex, which consists of an interest rate swap. By using this interest rate swap, the Group converts its variable interest rates into fixed rates.

In addition, to reduce the risks related to fluctuations in the exchange rate of the US dollar, the Group uses derivative financial instruments such as forwards to mitigate foreign currency exposure resulting from inventory purchases made in US dollars.

The details of the derivative financial instrument contracts entered into by the Group as of January 3, 2021 and December 31, 2019, are as follows:

As of January 3, 2021

Instrument	Notional amount in thousands		Fair Value		Contract date	Maturity date	Rate received	Rate paid
Liabilities:
Interest rate swap	Ps.	353,333	Ps.	32,842	11/15/2018	12/15/2023	TIIE 28 days(1)	8.33%

					Average Strike Ps./US$	Maturity date
Forwards US Dollar / Mexican Peso	US$	140,325	Ps.	287,452	22.36	Weekly, through October 2021

Total Liabilities			Ps.	320,294

Non-current liability			Ps.	25,179

Total current liability			Ps.	295,115

(1) As of January 3, 2021, the 28-day TIIE rate was 4.49%

As of December 31, 2019

Instrument	Notional amount in thousands		Fair Value		Contract date	Maturity date	Rate received	Rate paid

Liabilities:
Interest rate swap	Ps.	50,000	Ps.	19,614	11/15/2018	12/15/2023	TIIE 28 days(1)	8.33%

					Average Strike Ps./US$	Maturity date
Forwards US Dollar / Mexican Peso	US$	47,690	Ps.	12,695	19.61	Weekly, through October 2020

Total Liabilities			Ps.	32,309

Non-current liability			Ps.	16,754

Total current liability			Ps.	15,555

(1) As of December 31, 2019, the 28-day TIIE rate was 7.55%.

The impacts in profit or loss of the derivative financial instruments for the periods of 2020 and 2019 amounted to a loss of Ps. 287,985 and Ps. 15,680, respectively, which is included in the consolidated and combined statements of comprehensive income in the line item of “unrealized loss in valuation of derivative financial instruments.”

The maturities of the notional amount of the derivatives are as follows:

Instrument	Notional amount in thousands of	2021	2022	2023

Liabilities:
Interest rate swap	Ps.	46,667	46,667	260,000

Forwards US Dollar / Mexican Peso	US$	-	-	-

18.2 Warrants

As part of the merger with DD3 as disclosed in Note 1.c, Betterware assumed an obligation that allowed existing warrant holders to purchase (i) a total of 5,804,125 Betterware shares subject to exercise as of April 12, 2020 at a price of is US$ 11.50 per share that would expire on or before March 25, 2025 at the time of redemption or settlement, and (ii) the option to purchase 250,000 units that automatically became an option to issue 250,000 Betterware shares and warrants to buy 250,000 additional Betterware shares. The Company registered the warrants to be traded on OTC Markets, which had an observable fair value.

During July and August 2020, the Group repurchased 1,573,88 warrants. From August 18th to October 7, 2020, 895,597 warrants were exchanged for 621,098 shares, of which, 462,130 warrants were settled on a cash basis by exchanging 1 warrant for 1 share at a price of US$ 11.44 for share, which resulted in receiving cash by an amount of Ps. 116,419. The remaining 433,467 warrants were exchanged on a cashless basis by exchanging 1 warrant for 0.37 shares.

During September 2020, the purchase option of units was exercised by their holders on a cashless basis, which resulted in the issuance of 214,020 Betterware shares.

Additionally, on October 8, 2020 and as part of the terms of the warrant agreement, the Company issued a notice requiring all of its outstanding public warrants to be redeemed by its holders given that the condition to exercise the redemption was complied. Such condition required that the share price reached US$ 18.00 during a period of at least 20 days. The redemption of warrants was exercised on a cashless basis by exchanging 3,087,022 warrants for 1,142,325 of the Company’s shares. 8,493 public warrants were not exercised by their holders during the redemption period that expired on November 9, 2020, and they were paid by the Company for a price of US$ 0.01 per warrant.

Finally on December 23, 2020, 239,125 private warrants were exercised on a cashless basis by their holders and exchanged for 156,505 of the Company’s shares.

As of January 3, 2021, the warrant holders had redeemed all of the outstanding warrants and purchase option of units and the Company recognized a loss for the increase in the fair value of the warrants of Ps. 851,520, which is recognized under the heading “Loss in valuation of warrants” in the consolidated and combined statement of profit or loss.